Summary of Significant Accounting Policies (Details)	3 Months Ended					12 Months Ended						12 Months Ended								3 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2014 VEF	Sep. 30, 2011 USD ($)	Sep. 30, 2014 Debt Covered By Interest Rate Swap Agreements [Member] USD ($)	Sep. 30, 2014 Minimum [Member]	Sep. 30, 2014 Minimum [Member] Software and Software Development Costs [Member]	Sep. 30, 2014 Minimum [Member] Machinery and Equipment [Member]	Sep. 30, 2014 Minimum [Member] Building [Member]	Sep. 30, 2014 Maximum [Member]	Sep. 30, 2014 Maximum [Member] Software and Software Development Costs [Member]	Sep. 30, 2014 Maximum [Member] Machinery and Equipment [Member]	Sep. 30, 2014 Maximum [Member] Building [Member]	Sep. 30, 2014 Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2013 Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2013 Asset Impairments [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Accelerated Depreciation [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2013 Accelerated Depreciation [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2013 Facility Closing [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Impairment and Accelerated Depreciation [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Impairment and Accelerated Depreciation [Member] Restructuring Plan 2013 [Member] USD ($)	Sep. 30, 2014 Commodity Contract [Member] USD ($)	Sep. 30, 2014 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] USD ($)		Sep. 30, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] USD ($)		Nov. 30, 2012 Designated as Hedging Instrument [Member] Interest Expense [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] USD ($)		Sep. 30, 2014 Restricted Stock [Member] Minimum [Member]	Sep. 30, 2014 Restricted Stock [Member] Maximum [Member]	Sep. 30, 2014 VENEZUELA USD ($)
Accounting Policies [Line Items]
Reserve for sales returns				$ 45,400,000	$ 49,800,000
Award Vesting Period																																					2 years	4 years
Inflation Rate Threshold To Determine a Highly Inflationary Economy						100.00%
Net Monetary Assets in Venezuela	79,000,000					79,000,000
Outstanding derivative contracts																														0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																															4,700,000	[1],[2]	10,400,000	[1],[2]	(300,000)	[1],[2]
Debt, Long-term and Short-term, Combined Amount	2,288,400,000					2,288,400,000					289,500,000
Cash and cash equivalents	1,129,000,000					1,129,000,000	998,300,000	718,500,000		471,200,000
Accumulated Unremitted Cash in Foreign Counties																																							83,000,000
Accumulated Unremitted Cash in Foreign Counties as Percentage of Total Cash																																							7.00%
Acquisition inventory valuation	0	0	1,000,000	4,000,000		8,000,000	0	0
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization						2,500,000	2,000,000	2,700,000
Property, Plant and Equipment [Abstract]
Depreciation expense						120,300,000	164,700,000	136,700,000
Property, Plant and Equipment, Useful Life													3 years	2 years	3 years		7 years	25 years	30 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						13 years
Finite-Lived Intangible Asset, Useful Life												5 years				20 years
Prior restructuring						$ 0	$ 0	$ (6,800,000)												$ 92,600,000	$ 92,600,000	$ 139,300,000	$ 260,000,000	$ 19,300,000	$ 4,700,000	$ 23,600,000	$ 0	$ 4,700,000	$ 48,000,000
Foreign Currency Exchange Rate, Translation									6.30

[1]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk.
[2]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and other financing items, net